Cover	Apr. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends and restates the original Current Report on Form 8-K that was filed on April 7, 2021, in order to correct the original Current Report’s description of certain covenants contained in the 2021 Credit Agreement, as marked below. The descriptions contained in this Form 8-K/A and the original Current Report are subject to the full terms and conditions of the credit facility as set forth in the 2021 Credit Agreement. A copy of the 2021 Credit Agreement is filed as Exhibit 10.1 to the original Current Report and is incorporated by reference herein.
Document Period End Date	Apr. 02, 2021
Entity File Number	1-16191
Entity Registrant Name	TENNANT COMPANY
Entity Central Index Key	0000097134
Entity Tax Identification Number	41-0572550
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10400 Clean Street
Entity Address, City or Town	Eden Prairie,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false